UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Mary C. Maiers
Chief Financial Officer & Treasurer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 30, 2017

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West S&P Mid Cap 400® Index Fund
(Institutional, Investor (formerly Initial Class) and Class L)
Semi-Annual Report
June 30, 2017
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Sector as of June 30, 2017
Sector	Percentage of Fund Investments
Financial	22.93%
Industrial	17.66
Consumer, Non-cyclical	14.87
Consumer, Cyclical	10.83
Technology	10.44
Utilities	5.08
Basic Materials	4.59
Energy	3.02
Communications	2.97
Short Term Investments	7.61
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	(01/01/17)	(06/30/17)	(01/01/17 – 06/30/17)
Institutional Class
Actual	$1,000.00	$1,059.20	$1.28 *
Hypothetical (5% return before expenses)	$1,000.00	$1,023.60	$1.25 *
Investor Class
Actual	$1,000.00	$1,056.60	$3.06 *
Hypothetical (5% return before expenses)	$1,000.00	$1,021.80	$3.01 *
Class L
Actual	$1,000.00	$1,025.80	$2.00 **
Hypothetical (5% return before expenses)	$1,000.00	$1,020.60	$4.26 **
* Expenses are equal to the Fund's annualized expense ratio of 0.25% for the Institutional Class and 0.60% for the Investor Class, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.
** Expenses are equal to the Fund's annualized expense ratio of 0.85% for the Class L shares multiplied by the average account value over the period, multiplied by 85/365 days to reflect the share class's inception date of April 7, 2017 through June 30, 2017.
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 4.95%
52,339	Allegheny Technologies Inc(a)	$ 890,286
30,304	Ashland Global Holdings Inc	1,997,337
30,345	Cabot Corp	1,621,333
22,560	Carpenter Technology Corp	844,421
88,201	Chemours Co	3,344,582
56,536	Commercial Metals Co	1,098,495
16,158	Compass Minerals International Inc(a)	1,055,117
31,672	Domtar Corp	1,216,838
16,840	Minerals Technologies Inc	1,232,688
4,503	NewMarket Corp	2,073,541
79,243	Olin Corp	2,399,478
40,226	PolyOne Corp	1,558,355
34,964	Reliance Steel & Aluminum Co	2,545,729
31,302	Royal Gold Inc	2,446,877
64,337	RPM International Inc	3,509,583
21,606	Sensient Technologies Corp	1,739,931
116,901	Steel Dynamics Inc	4,186,225
84,891	United States Steel Corp(a)	1,879,487
98,301	Valvoline Inc	2,331,700
52,281	Versum Materials Inc	1,699,133
		39,671,136
Communications — 3.21%
26,971	AMC Networks Inc Class A(b)	1,440,521
91,253	ARRIS International PLC(a)(b)	2,556,909
2,254	Cable One Inc	1,602,369
35,000	Cars.com Inc(a)(b)	932,050
67,679	Ciena Corp(b)	1,693,329
19,030	FactSet Research Systems Inc	3,162,405
572,550	Frontier Communications Corp(a)	664,158
17,243	InterDigital Inc	1,332,884
21,660	John Wiley & Sons Inc Class A	1,142,565
25,241	LogMeIn Inc	2,637,684
17,874	Meredith Corp(a)	1,062,609
59,889	New York Times Co Class A	1,060,035
16,899	Plantronics Inc	883,987
105,000	Tegna Inc	1,513,050
45,050	Telephone & Data Systems Inc	1,250,138
25,806	ViaSat Inc(a)(b)	1,708,357
18,195	WebMD Health Corp(b)	1,067,137
		25,710,187
Consumer, Cyclical — 11.68%
83,352	American Eagle Outfitters Inc	1,004,392
22,636	Big Lots Inc(a)	1,093,319
23,400	Brinker International Inc(a)	891,540
42,947	Brunswick Corp	2,694,065
7,893	Buffalo Wild Wings Inc(b)	1,000,043
24,766	Cabela's Inc(b)	1,471,596
37,419	CalAtlantic Group Inc	1,322,762
23,325	Carter's Inc	2,074,759
19,083	Casey's General Stores Inc(a)	2,043,980
Shares		Fair Value
Consumer, Cyclical — (continued)
21,165	Cheesecake Factory Inc	$ 1,064,599
61,266	Chico's FAS Inc	577,126
5,918	Churchill Downs Inc	1,084,769
51,507	Cinemark Holdings Inc	2,001,047
24,964	Cooper Tire & Rubber Co(a)	901,200
98,298	Copart Inc(b)	3,124,893
11,574	Cracker Barrel Old Country Store Inc(a)	1,935,751
69,231	Dana Holding Corp	1,545,928
15,476	Deckers Outdoor Corp(b)	1,056,392
42,830	Dick's Sporting Goods Inc	1,705,919
11,253	Dillard's Inc Class A(a)	649,186
23,178	Domino's Pizza Inc	4,902,842
44,074	Dunkin' Brands Group Inc	2,429,359
49,990	GameStop Corp Class A(a)	1,080,284
28,174	Herman Miller Inc	856,490
20,738	HNI Corp	826,824
15,032	HSN Inc	479,521
11,927	International Speedway Corp Class A	447,859
14,059	Jack in the Box Inc	1,384,811
162,404	JetBlue Airways Corp(b)	3,707,683
61,246	Kate Spade & Co(b)	1,132,439
40,277	KB Home(a)	965,440
51,500	Michaels Cos Inc(b)	953,780
21,896	MSC Industrial Direct Co Inc Class A	1,882,180
24,068	Nu Skin Enterprises Inc Class A	1,512,433
1,694	NVR Inc(b)	4,083,573
246,852	Office Depot Inc	1,392,245
10,268	Panera Bread Co Class A(b)	3,230,724
12,569	Papa John's International Inc	901,951
28,055	Polaris Industries Inc(a)	2,587,513
19,713	Pool Corp	2,317,657
69,925	Sally Beauty Holdings Inc(b)	1,415,981
21,569	Scotts Miracle-Gro Co	1,929,563
64,103	Skechers U.S.A. Inc Class A(b)	1,891,038
22,617	Tempur Sealy International Inc(a)(b)	1,207,522
32,103	Texas Roadhouse Inc	1,635,648
22,923	Thor Industries Inc	2,395,912
70,955	Toll Brothers Inc	2,803,432
52,134	Toro Co	3,612,365
76,307	Tri Pointe Group Inc(b)	1,006,489
24,679	Tupperware Brands Corp	1,733,206
43,538	Urban Outfitters Inc(a)(b)	807,195
14,788	Watsco Inc	2,280,310
93,810	Wendy's Co	1,454,993
38,554	Williams-Sonoma Inc(a)	1,869,869
33,327	World Fuel Services Corp	1,281,423
		93,643,820
Consumer, Non-Cyclical — 16.04%
30,505	Aaron's Inc	1,186,645
19,436	ABIOMED Inc(b)	2,785,179
37,133	Acadia Healthcare Co Inc(a)(b)	1,833,628
28,184	Adtalem Global Education Inc	1,069,583
41,644	Akorn Inc(b)	1,396,740

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
41,884	Avis Budget Group Inc(a)(b)	$ 1,142,177
210,294	Avon Products Inc(b)	799,117
9,990	Bio-Rad Laboratories Inc Class A(b)	2,260,837
17,977	Bio-Techne Corp	2,112,297
51,855	Bioverativ Inc(b)	3,120,115
4,526	Boston Beer Co Inc Class A(a)(b)	598,111
60,017	Catalent Inc(b)	2,106,597
69,946	CDK Global Inc	4,340,849
23,074	Charles River Laboratories International Inc(b)	2,333,935
40,400	CoreLogic Inc(b)	1,752,552
42,860	Dean Foods Co	728,620
23,174	Deluxe Corp	1,604,104
27,967	Edgewell Personal Care Co(b)	2,126,051
97,565	Endo International PLC(b)	1,089,801
89,739	Flowers Foods Inc	1,553,382
19,787	FTI Consulting Inc(b)	691,754
36,515	Globus Medical Inc Class A(b)	1,210,472
2,266	Graham Holdings Co Class B	1,358,807
50,402	Hain Celestial Group Inc(b)	1,956,606
22,770	Halyard Health Inc(b)	894,406
43,374	HealthSouth Corp	2,099,302
13,165	Helen of Troy Ltd(b)	1,238,826
28,967	Hill-Rom Holdings Inc	2,306,063
26,000	INC Research Holdings Inc Class A(b)	1,521,000
34,623	Ingredion Inc	4,127,408
66,703	Lamb Weston Holdings Inc	2,937,600
9,311	Lancaster Colony Corp	1,141,715
19,509	LifePoint Health Inc(b)	1,310,029
21,750	LivaNova PLC(a)(b)	1,331,317
64,406	Live Nation Entertainment Inc(b)	2,244,549
32,565	ManpowerGroup Inc	3,635,882
18,131	MarketAxess Holdings Inc	3,646,144
21,499	Masimo Corp(b)	1,960,279
44,985	MEDNAX Inc(b)	2,715,744
20,571	Molina Healthcare Inc(b)	1,423,102
24,682	NuVasive Inc(a)(b)	1,898,539
31,119	Owens & Minor Inc	1,001,721
24,818	PAREXEL International Corp(b)	2,156,932
32,059	Post Holdings Inc(a)(b)	2,489,381
25,342	Prestige Brands Holdings Inc(b)	1,338,311
68,330	ResMed Inc	5,320,857
46,149	Rollins Inc	1,878,726
98,223	Sabre Corp(a)	2,138,315
90,425	Service Corp International	3,024,716
41,903	Snyder's-Lance Inc(a)	1,450,682
22,619	Sotheby's (a)(b)	1,213,962
61,498	Sprouts Farmers Market Inc(b)	1,394,160
40,864	STERIS Corp	3,330,416
21,661	Teleflex Inc	4,500,289
37,918	Tenet Healthcare Corp(a)(b)	733,334
8,669	Tootsie Roll Industries Inc(a)	302,115
27,664	TreeHouse Foods Inc(a)(b)	2,259,872
24,889	United Natural Foods Inc(b)	913,426
21,595	United Therapeutics Corp(b)	2,801,519
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
39,134	VCA Inc(b)	$ 3,612,460
21,346	WellCare Health Plans Inc(b)	3,832,888
35,266	West Pharmaceutical Services Inc	3,333,342
18,733	WEX Inc(b)	1,953,290
		128,570,578
Energy — 3.25%
86,050	CONSOL Energy Inc(b)	1,285,587
32,787	Diamond Offshore Drilling Inc(a)(b)	355,083
18,152	Dril-Quip Inc(b)	885,818
46,546	Energen Corp(b)	2,297,976
149,045	Ensco PLC Class A(a)	769,072
38,275	First Solar Inc(b)	1,526,407
77,360	Gulfport Energy Corp(b)	1,141,060
86,385	HollyFrontier Corp	2,372,996
44,292	Matador Resources Co(a)(b)	946,520
17,058	Murphy USA Inc(b)	1,264,168
135,504	Nabors Industries Ltd	1,103,003
52,369	NOW Inc(b)	842,094
47,767	Oceaneering International Inc	1,090,998
24,114	Oil States International Inc(b)	654,695
81,016	Patterson-UTI Energy Inc	1,635,713
53,000	PBF Energy Inc Class A(a)	1,179,780
114,371	QEP Resources Inc(b)	1,155,147
60,377	Rowan Cos PLC Class A(b)	618,261
46,909	SM Energy Co	775,406
251,364	Southwestern Energy Co(b)	1,528,293
73,409	Superior Energy Services Inc(b)	765,656
193,034	WPX Energy Inc(b)	1,864,708
		26,058,441
Financial — 24.72%
22,717	Alexander & Baldwin Inc	940,029
7,447	Alleghany Corp(b)	4,429,476
64,084	American Campus Communities Inc REIT	3,031,173
35,199	American Financial Group Inc	3,497,725
30,054	Aspen Insurance Holdings Ltd	1,498,192
75,455	Associated Banc-Corp	1,901,466
41,544	BancorpSouth Inc	1,267,092
20,391	Bank of Hawaii Corp	1,691,841
58,108	Bank of the Ozarks Inc	2,723,522
55,000	Brown & Brown Inc	2,368,850
42,169	Camden Property Trust REIT	3,605,943
40,940	Care Capital Properties Inc REIT	1,093,098
35,835	Cathay General Bancorp	1,359,938
34,729	Chemical Financial Corp	1,681,231
84,800	CNO Financial Group Inc	1,770,624
41,863	Commerce Bancshares Inc	2,379,074
57,355	CoreCivic Inc REIT	1,581,851
48,059	Corporate Office Properties Trust REIT	1,683,507
200,860	Cousins Properties Inc REIT	1,765,559
27,227	Cullen/Frost Bankers Inc	2,556,888
37,561	CyrusOne Inc REIT	2,094,026

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Shares		Fair Value
Financial — (continued)
44,090	DCT Industrial Trust Inc REIT	$ 2,356,170
71,649	Douglas Emmett Inc REIT	2,737,708
171,508	Duke Realty Corp REIT	4,793,649
69,538	East West Bancorp Inc	4,073,536
55,076	Eaton Vance Corp	2,606,196
36,725	Education Realty Trust Inc REIT	1,423,094
31,224	EPR Properties REIT	2,244,069
45,243	Federated Investors Inc Class B	1,278,115
52,834	First American Financial Corp	2,361,151
111,997	First Horizon National Corp	1,950,988
56,482	First Industrial Realty Trust Inc REIT	1,616,515
156,084	FNB Corp	2,210,149
83,359	Fulton Financial Corp	1,583,821
239,401	Genworth Financial Inc Class A(b)	902,542
58,902	GEO Group Inc REIT	1,741,732
41,712	Hancock Holding Co	2,043,888
20,741	Hanover Insurance Group Inc	1,838,275
56,715	Healthcare Realty Trust Inc REIT	1,936,817
48,746	Highwoods Properties Inc REIT	2,471,910
60,448	Home BancShares Inc	1,505,155
80,009	Hospitality Properties Trust REIT	2,332,262
28,632	International Bancshares Corp	1,003,552
86,579	Janus Henderson Group PLC(b)	2,866,631
21,707	Jones Lang LaSalle Inc	2,713,375
23,996	Kemper Corp	926,246
47,096	Kilroy Realty Corp REIT	3,539,264
39,779	Lamar Advertising Co REIT Class A	2,926,541
54,218	LaSalle Hotel Properties REIT	1,615,696
42,242	Legg Mason Inc	1,611,955
70,647	Liberty Property Trust REIT	2,876,039
22,260	Life Storage Inc REIT(a)	1,649,466
42,862	Mack-Cali Realty Corp REIT	1,163,275
34,662	MB Financial Inc	1,526,514
172,896	Medical Properties Trust Inc REIT	2,225,172
17,892	Mercury General Corp(a)	966,168
72,524	National Retail Properties Inc REIT	2,835,688
235,011	New York Community Bancorp Inc(a)	3,085,694
119,046	Old Republic International Corp	2,324,968
94,602	Omega Healthcare Investors Inc REIT(a)	3,123,758
57,571	PacWest Bancorp	2,688,566
34,843	Pinnacle Financial Partners Inc	2,188,140
19,780	Potlatch Corp REIT	903,946
22,279	Primerica Inc	1,687,634
33,840	Prosperity Bancshares Inc	2,173,882
44,450	Quality Care Properties Inc REIT(b)	813,880
Shares		Fair Value
Financial — (continued)
63,251	Rayonier Inc REIT	$ 1,819,731
31,022	Reinsurance Group of America Inc	3,982,915
19,657	RenaissanceRe Holdings Ltd	2,733,306
64,366	SEI Investments Co	3,461,603
113,830	Senior Housing Properties Trust REIT	2,326,685
25,885	Signature Bank(b)	3,715,274
208,999	SLM Corp(b)	2,403,489
33,192	Stifel Financial Corp(b)	1,526,168
25,232	SVB Financial Group(b)	4,435,533
58,658	Synovus Financial Corp	2,595,030
47,274	Tanger Factory Outlet Centers Inc REIT	1,228,179
29,475	Taubman Centers Inc REIT	1,755,236
81,564	TCF Financial Corp	1,300,130
24,118	Texas Capital Bancshares Inc(b)	1,866,733
33,258	Trustmark Corp	1,069,577
20,953	UMB Financial Corp	1,568,542
107,400	Umpqua Holdings Corp	1,971,864
50,001	United Bankshares Inc(a)	1,960,039
74,946	Uniti Group Inc REIT(b)	1,884,142
47,082	Urban Edge Properties REIT	1,117,256
128,506	Valley National Bancorp	1,517,656
44,588	Washington Federal Inc	1,480,322
88,703	Washington Prime Group Inc REIT	742,444
44,121	Webster Financial Corp	2,303,999
57,390	Weingarten Realty Investors REIT	1,727,439
27,141	Wintrust Financial Corp	2,074,658
46,653	WR Berkley Corp	3,226,988
		198,159,835
Industrial — 19.04%
74,451	AECOM (b)	2,407,001
31,990	AGCO Corp	2,155,806
71,019	AO Smith Corp	4,000,500
29,891	AptarGroup Inc	2,596,332
42,795	Arrow Electronics Inc(b)	3,355,984
62,780	Avnet Inc	2,440,886
21,032	Belden Inc	1,586,444
45,081	Bemis Co Inc	2,084,996
31,047	Carlisle Cos Inc	2,961,884
25,023	Clean Harbors Inc(b)	1,397,034
41,468	Cognex Corp	3,520,633
11,796	Coherent Inc(b)	2,653,982
24,214	Crane Co	1,922,107
46,467	Cree Inc(b)	1,145,412
21,382	Curtiss-Wright Corp	1,962,440
63,460	Donaldson Co Inc	2,889,968
15,304	Dycom Industries Inc(a)(b)	1,370,014
23,579	Eagle Materials Inc	2,179,171
29,058	EMCOR Group Inc	1,899,812
30,232	Energizer Holdings Inc	1,451,741
21,654	EnerSys	1,568,832
14,249	Esterline Technologies Corp(b)	1,350,805
19,338	GATX Corp(a)	1,242,853

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Shares		Fair Value
Industrial — (continued)
29,857	Genesee & Wyoming Inc Class A(b)	$ 2,041,920
137,838	Gentex Corp	2,614,787
26,915	Graco Inc	2,941,271
19,438	Granite Construction Inc	937,689
12,302	Greif Inc Class A	686,206
24,781	Hubbell Inc	2,804,466
22,204	Huntington Ingalls Industries Inc	4,133,497
36,778	IDEX Corp	4,156,282
43,072	ITT Inc	1,730,633
87,461	Jabil Circuit Inc	2,552,987
69,883	KBR Inc	1,063,619
40,079	Kennametal Inc	1,499,756
89,898	Keysight Technologies Inc(b)	3,499,729
25,890	Kirby Corp(b)	1,730,747
25,725	KLX Inc(b)	1,286,250
42,389	Knowles Corp(a)(b)	717,222
20,388	Landstar System Inc	1,745,213
18,621	Lennox International Inc	3,419,560
29,660	Lincoln Electric Holdings Inc	2,731,389
10,917	Littelfuse Inc	1,801,305
70,362	Louisiana-Pacific Corp(b)	1,696,428
15,339	MSA Safety Inc	1,245,067
50,886	National Instruments Corp	2,046,635
25,720	Nordson Corp	3,120,350
33,319	Old Dominion Freight Line Inc	3,173,302
27,617	Orbital ATK Inc	2,716,408
35,752	Oshkosh Corp	2,462,598
77,604	Owens-Illinois Inc(b)	1,856,288
45,442	Packaging Corp of America	5,061,784
21,816	Regal Beloit Corp	1,779,095
26,297	Ryder System Inc	1,892,858
35,766	Silgan Holdings Inc	1,136,643
47,554	Sonoco Products Co	2,445,227
13,963	SYNNEX Corp	1,675,002
16,651	Tech Data Corp(b)	1,681,751
16,882	Teledyne Technologies Inc(b)	2,154,987
46,650	Terex Corp	1,749,375
33,543	Timken Co	1,551,364
121,693	Trimble Navigation Ltd(b)	4,340,789
74,126	Trinity Industries Inc	2,077,752
10,795	Valmont Industries Inc	1,614,932
63,514	Vishay Intertechnology Inc(a)	1,054,332
41,530	Wabtec Corp(a)	3,799,995
23,008	Werner Enterprises Inc	675,285
26,946	Woodward Inc	1,821,011
20,830	Worthington Industries Inc	1,046,083
25,370	Zebra Technologies Corp Class A(b)	2,550,192
		152,664,698
Technology — 11.26%
51,804	3D Systems Corp(a)(b)	968,735
57,127	ACI Worldwide Inc(b)	1,277,931
37,357	Acxiom Corp(b)	970,535
86,414	Allscripts Healthcare Solutions Inc(b)	1,102,643
23,500	Blackbaud Inc	2,015,125
Shares		Fair Value
Technology — (continued)
57,052	Broadridge Financial Solutions Inc	$ 4,310,849
195,411	Brocade Communications Systems Inc	2,464,133
134,468	Cadence Design Systems Inc(b)	4,503,333
30,865	Cirrus Logic Inc(b)	1,935,853
19,941	CommVault Systems Inc(b)	1,125,669
45,330	Convergys Corp	1,077,947
159,808	Cypress Semiconductor Corp(a)	2,181,379
37,012	Diebold Inc(a)	1,036,336
30,730	DST Systems Inc	1,896,041
17,969	Dun & Bradstreet Corp	1,943,347
15,128	Fair Isaac Corp	2,108,995
71,514	Fortinet Inc(b)	2,677,484
63,775	Integrated Device Technology Inc(b)	1,644,757
17,958	IPG Photonics Corp(b)	2,605,706
23,460	j2 Global Inc	1,996,211
37,425	Jack Henry & Associates Inc	3,887,335
68,850	Leidos Holdings Inc	3,558,857
34,399	Manhattan Associates Inc(b)	1,653,216
31,201	MAXIMUS Inc	1,954,119
27,000	Medidata Solutions Inc(b)	2,111,400
55,344	Microsemi Corp(b)	2,590,099
18,449	Monolithic Power Systems Inc	1,778,484
43,676	MSCI Inc	4,498,191
59,695	NCR Corp(b)	2,437,944
44,706	NetScout Systems Inc(b)	1,537,886
27,098	NeuStar Inc Class A(b)	903,718
90,788	Pitney Bowes Inc	1,370,899
55,649	PTC Inc(b)	3,067,373
21,022	Science Applications International Corp	1,459,347
20,940	Silicon Laboratories Inc(b)	1,431,249
17,282	Synaptics Inc(a)(b)	893,652
50,439	Take-Two Interactive Software Inc(b)	3,701,214
64,263	Teradata Corp(b)	1,895,116
96,362	Teradyne Inc	2,893,751
16,085	Tyler Technologies Inc(b)	2,825,652
14,254	Ultimate Software Group Inc(a)(b)	2,994,195
52,907	VeriFone Systems Inc(b)	957,617
		90,244,323
Utilities — 5.47%
85,227	Aqua America Inc	2,838,059
50,733	Atmos Energy Corp	4,208,302
26,055	Black Hills Corp	1,757,931
103,535	Great Plains Energy Inc	3,031,505
53,051	Hawaiian Electric Industries Inc	1,717,791
24,547	IDACORP Inc	2,095,086
93,634	MDU Resources Group Inc	2,453,211
41,562	National Fuel Gas Co(a)	2,320,822
41,252	New Jersey Resources Corp	1,637,704
24,289	NorthWestern Corp	1,482,115
96,142	OGE Energy Corp	3,344,780

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Shares		Fair Value
Utilities — (continued)
25,198	ONE Gas Inc	$ 1,759,072
38,797	PNM Resources Inc	1,483,985
23,158	Southwest Gas Corp	1,691,924
83,416	UGI Corp	4,038,169
39,731	Vectren Corp	2,321,880
68,431	Westar Energy Inc	3,628,212
24,947	WGL Holdings Inc	2,081,328
		43,891,876
TOTAL COMMON STOCK — 99.62% (Cost $657,172,954)		$ 798,614,894
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 0.64%
$ 800,000	Federal Home Loan Bank 0.41%, 07/03/2017	799,982
4,300,000	Federal Home Loan Mortgage Corp 0.96%, 07/03/2017	4,299,773
		5,099,755
Repurchase Agreements — 7.57%
3,106,805	Undivided interest of 11.99% in a repurchase agreement (principal amount/value $25,935,160 with a maturity value of $25,937,451) with HSBC Securities (USA) Inc, 1.06%, dated 6/30/17 to be repurchased at $3,106,805 on 7/3/17 collateralized by a U.S. Treasury security and various U.S. Government Agency securities, 0.00% - 7.25%, 7/15/17 - 1/15/37, with a value of $26,453,907.(c)	3,106,805
14,407,842	Undivided interest of 12.07% in a repurchase agreement (principal amount/value $119,447,230 with a maturity value of $119,458,677) with Daiwa Capital Markets America Inc, 1.15%, dated 6/30/17 to be repurchased at $14,407,842 on 7/3/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 7/13/17 - 12/1/51, with a value of $121,836,176.(c)	14,407,842
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 2,552,376	Undivided interest of 12.22% in a repurchase agreement (principal amount/value $20,896,843 with a maturity value of $20,898,776) with BNP Paribas Securities Corp, 1.11%, dated 6/30/17 to be repurchased at $2,552,376 on 7/3/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 9.00%, 7/28/17 - 9/9/49, with a value of $21,314,780.(c)	$ 2,552,376
14,407,842	Undivided interest of 12.24% in a repurchase agreement (principal amount/value $117,806,518 with a maturity value of $117,817,121) with RBC Capital Markets Corp, 1.08%, dated 6/30/17 to be repurchased at $14,407,842 on 7/3/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 1.38% - 7.00%, 2/19/19 - 6/1/47, with a value of $120,162,656.(c)	14,407,842
14,407,842	Undivided interest of 12.30% in a repurchase agreement (principal amount/value $117,231,511 with a maturity value of $117,242,257) with Citigroup Global Markets Inc, 1.10%, dated 6/30/17 to be repurchased at $14,407,842 on 7/3/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 8.75%, 7/27/17 - 7/1/47, with a value of $119,576,141.(c)	14,407,842

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$11,780,025	Undivided interest of 17.68% in a repurchase agreement (principal amount/value $66,671,047 with a maturity value of $66,677,103) with ING Financial Markets LLC, 1.09%, dated 6/30/17 to be repurchased at $11,780,025 on 7/3/17 collateralized by various U.S. Government Agency securities, 1.83% - 5.42%, 5/1/19 - 10/1/46, with a value of $68,004,598.(c)	$ 11,780,025
60,662,732
SHORT TERM INVESTMENTS — 8.21% (Cost $65,762,487)		$ 65,762,487
TOTAL INVESTMENTS — 107.83% (Cost $722,935,441)		$ 864,377,381
OTHER ASSETS & LIABILITIES, NET — (7.83)%		$ (62,735,027)
TOTAL NET ASSETS — 100.00%		$ 801,642,354
(a)	All or a portion of the security is on loan at June 30, 2017.
(b)	Non-income producing security.
(c)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
At June 30, 2017, the Fund held the following outstanding futures contracts:
Description	Number of Contracts	Currency	Notional Value	Expiration Date	Net Unrealized Depreciation
S&P Mid 400® Emini Long Futures	26	USD	4,539,860	September 2017	$(14,227)
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2017 (Unaudited)
Great-West S&P Mid Cap 400® Index Fund
ASSETS:
Investments in securities, fair value (including $59,249,009 of securities on loan)(a)	$803,714,649
Repurchase agreements, fair value(b)	60,662,732
Cash	199,162
Margin deposits	156,000
Dividends receivable	943,685
Subscriptions receivable	881,019
Variation margin on futures contracts	473,015
Total Assets	867,030,262
LIABILITIES:
Payable for investments purchased	2,103,614
Payable for director fees	789
Payable for distribution fees	61
Payable for other accrued fees	22,939
Payable for shareholder services fees	98,226
Payable to investment adviser	156,311
Payable upon return of securities loaned	60,662,732
Redemptions payable	2,343,236
Total Liabilities	65,387,908
NET ASSETS	$801,642,354
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$6,744,979
Paid-in capital in excess of par	614,117,094
Net unrealized appreciation	141,427,713
Undistributed net investment income	382,787
Accumulated net realized gain	38,969,781
NET ASSETS	$801,642,354
NET ASSETS BY CLASS
Investor Class	$329,272,992
Class L	$289,586
Institutional Class	$472,079,776
CAPITAL STOCK:
Authorized
Investor Class	50,000,000
Class L	5,000,000
Institutional Class	150,000,000
Issued and Outstanding
Investor Class	20,336,045
Class L	28,429
Institutional Class	47,085,319
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$16.19
Class L	$10.19
Institutional Class	$10.03
(a) Cost of investments	$662,272,709
(b) Cost of repurchase agreements	$60,662,732
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2017 (Unaudited)
Great-West S&P Mid Cap 400® Index Fund
INVESTMENT INCOME:
Interest	$33,443
Income from securities lending	90,636
Dividends	6,110,571
Total Income	6,234,650
EXPENSES:
Management fees	959,708
Shareholder services fees – Investor Class	593,959
Shareholder services fees – Class L	244
Audit and tax fees	7,181
Custodian fees	6,147
Director's fees	789
Distribution fees – Class L	176
Legal fees	646
Pricing fees	684
Registration fees	6,153
Shareholder report fees	1,744
Transfer agent fees	1,490
Other fees	100
Total Expenses	1,579,021
Less amount waived by investment adviser	115
Net Expenses	1,578,906
NET INVESTMENT INCOME	4,655,744
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments and foreign currency transactions	29,603,431
Net realized gain on futures contracts	308,838
Net Realized Gain	29,912,269
Net change in unrealized appreciation on investments	9,757,287
Net change in unrealized appreciation on futures contracts	259,023
Net Change in Unrealized Appreciation	10,016,310
Net Realized and Unrealized Gain	39,928,579
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$44,584,323
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2017 and fiscal year ended December 31, 2016
Great-West S&P Mid Cap 400® Index Fund	2017 (Unaudited)	2016
OPERATIONS:
Net investment income	$4,655,744	$9,782,255
Net realized gain	29,912,269	42,236,494
Net change in unrealized appreciation	10,016,310	82,478,841
Net Increase in Net Assets Resulting from Operations	44,584,323	134,497,590
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(788,609)	(1,668,411)
Class L	(1,908)	N/A
Institutional Class	(3,482,440)	(7,393,932)
From net investment income	(4,272,957)	(9,062,343)
From net realized gains
Investor Class	-	(11,575,526)
Institutional Class	-	(24,337,727)
From net realized gains	0	(35,913,253)
Total Distributions	(4,272,957)	(44,975,596)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	99,282,139	167,870,798
Class L	308,713	N/A
Institutional Class	48,925,088	91,428,328
Shares issued in reinvestment of distributions
Investor Class	788,609	13,243,937
Class L	1,908	N/A
Institutional Class	3,482,440	31,731,659
Shares redeemed
Investor Class	(110,563,244)	(138,338,524)
Class L	(26,806)	N/A
Institutional Class	(31,621,732)	(116,843,475)
Net Increase in Net Assets Resulting from Capital Share Transactions	10,577,115	49,092,723
Total Increase in Net Assets	50,888,481	138,614,717
NET ASSETS:
Beginning of Period	750,753,873	612,139,156
End of Period(a)	$801,642,354	$750,753,873
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2017 and fiscal year ended December 31, 2016
Great-West S&P Mid Cap 400® Index Fund	2017 (Unaudited)	2016
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	6,251,363	11,934,160
Class L	30,847	N/A
Institutional Class	4,960,494	10,369,394
Shares issued in reinvestment of distributions
Investor Class	48,800	867,416
Class L	188	N/A
Institutional Class	347,896	3,345,562
Shares redeemed
Investor Class	(6,917,329)	(9,701,895)
Class L	(2,606)	N/A
Institutional Class	(3,177,488)	(12,461,951)
Net Increase	1,542,165	4,352,686
(a) Including undistributed net investment income:	$382,787	$0
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2017(Unaudited)	$15.36	0.08	0.79	0.87	(0.04)	-	(0.04)	$16.19	5.66% (d)
12/31/2016	$13.35	0.17	2.50	2.67	(0.08)	(0.58)	(0.66)	$15.36	19.96%
12/31/2015	$14.68	0.15	(0.55)	(0.40)	(0.14)	(0.79)	(0.93)	$13.35	(2.77%)
12/31/2014	$14.10	0.14	1.17	1.31	(0.21)	(0.52)	(0.73)	$14.68	9.21%
12/31/2013	$10.97	0.13	3.45	3.58	(0.21)	(0.24)	(0.45)	$14.10	32.71%
12/31/2012	$ 9.59	0.13	1.50	1.63	(0.16)	(0.09)	(0.25)	$10.97	17.12%
Class L
06/30/2017(Unaudited) (e)	$10.00	0.02	0.24	0.26	(0.07)	-	(0.07)	$10.19	2.58% (d)
Institutional Class
06/30/2017(Unaudited)	$ 9.54	0.07	0.49	0.56	(0.07)	-	(0.07)	$10.03	5.92% (d)
12/31/2016	$ 8.55	0.14	1.60	1.74	(0.17)	(0.58)	(0.75)	$ 9.54	20.43%
12/31/2015 (f)	$10.00	0.10	(0.68)	(0.58)	(0.16)	(0.71)	(0.87)	$ 8.55	(5.88%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/30/2017 (Unaudited)	$329,273	0.60% (h)	0.60% (h)	0.98% (h)	14% (d)
12/31/2016	$321,816	0.60%	0.60%	1.21%	30%
12/31/2015	$238,419	0.60%	0.60%	1.00%	25%
12/31/2014	$544,964	0.60%	0.60%	0.98%	20%
12/31/2013	$431,206	0.60%	0.60%	0.97%	13%
12/31/2012	$255,718	0.60%	0.60%	1.24%	10%
Class L
06/30/2017 (Unaudited)(e)	$ 290	1.01% (h)	0.85% (h)	0.84% (h)	14% (d)
Institutional Class
06/30/2017 (Unaudited)	$472,080	0.25% (h)	0.25% (h)	1.33% (h)	14% (d)
12/31/2016	$428,938	0.25%	0.25%	1.55%	30%
12/31/2015 (f)	$373,720	0.25% (h)	0.25% (h)	1.56% (h)	25%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Class L inception date was April 7, 2017.
(f)	Institutional Class inception date was May 1, 2015.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-four funds. Interests in the Great-West S&P Mid Cap 400® Index Fund (the Fund) are included herein. The investment objective of the Fund is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s MidCap 400® Index. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
Effective May 1, 2017, the Initial Class name changed to Investor Class. The Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Semi-Annual Report - June 30, 2017

For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 30, 2017, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 798,614,894	$ —	$ —	$ 798,614,894
Short Term Investments	—	65,762,487	—	65,762,487
Total Assets	$ 798,614,894	$ 65,762,487	$ 0	$ 864,377,381
Liabilities
Other Financial Investments:
Futures Contracts(a)	$ (14,227)	$ —	$ —	$ (14,227)
Total Liabilities	$ (14,227)	$ 0	$ 0	$ (14,227)
(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.

Semi-Annual Report - June 30, 2017

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and adjustments for real estate investment trusts.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2017 were as follows:
Federal tax cost of investments	$724,703,998
Gross unrealized appreciation on investments	183,245,823
Gross unrealized depreciation on investments	(43,572,440)
Net unrealized appreciation on investments	$139,673,383
2.  RISK EXPOSURES
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in

Semi-Annual Report - June 30, 2017

derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts
The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 66 futures contracts for the reporting period.
Valuation of derivative investments as of June 30, 2017 is as follows:
Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Net unrealized appreciation	$(14,227) (a)
(a)Includes cumulative depreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative investments for the period ended June 30, 2017 is as follows:
	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)
Risk Exposure	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value
Equity contracts (futures contracts)	Net realized gain on futures contracts	$308,838	Net change in unrealized appreciation on futures contracts	$259,023
3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). Effective May 1, 2017, as compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.23% of the Fund’s average daily net assets up to $1 billion dollars, 0.18% of the Fund’s average daily net assets over $1 billion dollars and 0.13% of the Fund’s average daily net assets over $2 billion dollars. The Adviser is required by contract to waive fees or reimburse expenses which exceed an annual rate, including management fees and expenses paid directly by the Fund, excluding shareholder services fees, distribution fees and various other expenses, of 0.25% of the Fund's average daily net assets of the Fund. The amount waived or reimbursed, if any, is reflected in the Statement of Operations. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods. Prior to that date, the Adviser received monthly compensation at the annual rate of 0.25% of the average daily net assets of the Fund and the management fee encompassed fund operation expenses except for distribution fees and shareholder services fees. The Adviser and Great-West Funds have entered into a sub-advisory agreement with Irish Life Investment Managers Limited, an affiliate of the Adviser and GWL&A. The Fund is not responsible for payment of the sub-advisory fees.

Semi-Annual Report - June 30, 2017

Great-West Funds has entered into a shareholder services agreement with GWL&A. Pursuant to the shareholder services agreement, GWL&A provides recordkeeping and shareholder services to shareholders and account owners and receives from the Investor Class and Class L shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Class L shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Fund. The amount waived, if any, is reflected in the Statement of Operations.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-four funds for which they serve as directors was $407,625 for the period ended June 30, 2017.
4.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 30, 2017, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $138,207,157 and $111,570,758, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly when received, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 30, 2017, the Fund had securities on loan valued at $59,249,009 and received collateral as reported on the Statement of Assets and Liabilities of $60,662,732 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At June 30, 2017, 100% of the cash collateral liability under the securities lending agreement was against loans of common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
7.  SUBSEQUENT EVENT
Effective August 1, 2017 the management fee and expense limit of the Fund will be reduced. As compensation for its services to Great-West Funds, the Adviser will receive monthly compensation at the annual rate of 0.18% of the Fund’s average daily net assets up to $1 billion dollars, 0.13% of the Fund’s average daily net assets over $1 billion dollars and 0.08% of the Fund’s average daily net assets over $2 billion dollars. The Adviser will be required by contract to waive any expenses which exceed an annual rate, including management fees and expenses paid directly by the Fund, excluding shareholder services fees and distribution fees, of 0.20% of the average daily net assets of the Fund.

Semi-Annual Report - June 30, 2017

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 20, 2017 (the “Meeting”), approved the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Company and Great-West Capital Management, LLC (“GWCM”), and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between the Company, GWCM and Irish Life Investment Managers Limited (the “Sub-Adviser”).
Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Great-West S&P Mid Cap 400 Index Fund (the “Fund”) in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval. Under this structure, GWCM is also responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board. Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the investment and re-investments of the assets of the Fund, which includes making decisions to buy, sell or hold any particular security.
On March 8, 2017, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements”), and met separately with representatives of Access Data Corp., a subsidiary of Broadridge Financial Solutions, Inc. (collectively, “Broadridge”), an independent provider of investment company data,1 with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Fee Consultant”), and with GWCM to review comparative information on the Fund’s investment performance, fees and expenses. The Independent Directors also considered additional information provided in response to their requests made following the March meeting.
In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and the Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, background and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its disaster recovery procedures including cyber security risk mitigation, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser each year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Adviser.
Investment Performance
The Board considered the investment performance of the Fund. The Board reviewed performance information for the Fund’s Institutional Class (Investor Class (formerly Initial Class), through April 30, 2015) as compared against the index the Fund is designed to track and the performance of a peer group of funds selected by Broadridge. This information included annualized returns for the one-, three-, and five-year periods ended December 31, 2016. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to returns of the index the Fund is designed to track and its peer group. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing the Fund’s performance to that of the index it is designed to track and to a peer group of funds.
The Board noted that, although the Fund underperformed the index the Fund is designed to track for the annualized one-, three-, and five-year periods ended December 31, 2016 primarily due to Fund expenses, the Fund was in the first quartile of its peer group (the first quartile being the best performers and the fourth quartile being the worst performers) for the same periods. The Board concluded it was satisfied with the investment performance of the Fund.
Costs and Profitability
The Board considered the costs of services provided by GWCM and the Sub-Adviser from their relationships with the Fund. The Board also reviewed an analysis provided by the Independent Fee Consultant that assessed the fees retained by GWCM. With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that, effective May 1, 2017, the structure of the investment management fee payable by the Fund will change to a new structure in which GWCM will no longer be responsible for paying the Fund’s operating expense as part of the investment management fee. The Board noted that commensurate with this new fee structure, GWCM’s investment management fee will decrease as much, or more than, the cost of the Fund’s operating expenses as of December 31, 2015 and that the operating expenses of the Fund will be paid directly by the Fund effective May 1, 2017, which should allow Fund shareholders to participate in potential economies of scale over time as the Fund’s assets grow and its expense ratio declines due to fixed operating expenses. The Board further noted that the new investment management fee would include breakpoints. In addition, the Board noted that GWCM has contractually agreed for a one-year renewable term, beginning May 1, 2017, to limit the fees and expenses of the Fund to the total expense ratio of the Fund as of December 31, 2015 and that in the future GWCM may only increase the expense limit with the approval of the Board. Finally, the Board noted that the materials provided for its review accounted for this change in fee structure.
The Board noted that GWCM, not the Fund, pays the sub-advisory fee to the Sub-Adviser. In evaluating the management fee and total expense ratio of the Fund’s Institutional Class, the Board considered the fees payable by and the total expense ratios of a peer group of funds managed by other investment advisers, as determined by Broadridge, and of the entire Lipper peer universe. Specifically, the Board considered (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds, and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the average and median expense ratios for all funds in the peer group and peer universe.
Based on the information provided, the Board noted that the Fund’s Contractual Management Fee was higher than the average and median contractual management fees of its peer group of funds. However, the Board noted that, although the Fund’s total annual operating expense ratio was in the third quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses) and higher than the average and median of its peer group, the Fund’s total annual operating expense ratio was lower than the average and median of its peer universe.
The Board received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund. The Board also received information regarding the fees charged by the Sub-Adviser to separate accounts and other products managed by the Sub-Adviser in the same investment style as the Fund and noted that, based on the information provided by the Sub-Adviser, any fees charged by the Sub-Adviser to these other accounts were competitive with the fee charged to GWCM for the Fund.
The Board further considered the overall financial soundness of GWCM and the Sub-Adviser and the profits estimated to have been realized by GWCM and its affiliates and by the Sub-Adviser. The Board reviewed the financial statements and profitability information from GWCM and the Sub-Adviser. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes, as well as an analysis provided by the Independent Fee Consultant related to the reasonableness of the complex level profits estimated to have been realized by GWCM as compared to such advisers. The Board considered that, while GWCM’s profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. In evaluating the information provided by the Sub-Adviser, the Board noted that the Sub-Adviser’s profitability was based on the Sub-Adviser’s aggregate profitability for providing sub-advisory services to six funds of the Company, including the Fund. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates and the Sub-Adviser were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board considered the extent to which economies of scale may be realized as the Fund grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded that any economies of scale currently being realized were appropriately being reflected in the management fee paid by the Fund.
Other Factors
The Board considered ancillary benefits derived or to be derived by GWCM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Fund by affiliates of GWCM and the Sub-Adviser. The Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWCM’s parent company, Great-West Life and Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM or the Sub-Adviser.

Conclusion
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Agreements continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on June 15, 2017 (the “Meeting”), approved an amendment to the investment advisory agreement (the “Agreement”) between the Company and Great-West Capital Management, LLC (“GWCM”), with respect to the Great-West S&P Mid Cap 400 Index Fund (the “Fund”) to be effective August 1, 2017.
As part of its consideration, the Board reviewed materials received from GWCM. The Board also considered materials previously provided by legal counsel, and the Independent Directors met separately with independent legal counsel to review the proposal presented and the materials provided.
In connection with the review process, the Board considered that, at its April 2017 meeting, the Board considered information regarding, among other things, the nature, extent and quality of services provided by GWCM and the investment management fee and total expense ratio of the Fund, along with performance information for the Fund. The Board noted that, pursuant to the Agreement, the advisory fee schedule would be reduced. The Board also noted that the total expense ratio for the Fund’s Institutional Class would be at the median of its Lipper peer group. The Board considered that GWCM also agreed to lower the Fund’s expense cap. The Board further considered the Fund’s asset size and GWCM’s representation that the change in fees would not diminish the quality or quantity of services GWCM provides to the Fund.
Based on all of the information considered, in particular the information received and considered at its April 2017 meeting, as supplemented at the June 2017 meeting, the Board determined that the terms of the Agreement are reasonable and that the approval of the Agreement is in the best interests of the Fund. No single factor was determinative in the Board’s analysis.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)	The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)	The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	EXHIBITS.
(a)	(1)	Not required in filing.
	(2)	A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
	(3)	Not applicable.
(b)	A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 28, 2017
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer, performing the functions of the principal executive officer as of the date of this report on Form N-CSR
Date:August 28, 2017
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 28, 2017